Warrants - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Dec. 31, 2013	Aug. 31, 2015	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 23, 2015
Convertible Preferred Stock Warrants [Line Items]
Convertible preferred stock warrant liability	$ 158			$ 93
Change in the fair value of the warrant				(45)	$ (20)
Estimated fair value of the warrants issued to placement agents				$ 316
Insiders
Convertible Preferred Stock Warrants [Line Items]
Common stock issued as warrants		198,760	198,760
Common stock issued as warrants, exercise per share		$ 5.00	$ 5.00
Common stock warrants, expiry term		5 years	5 years
Term Loan | Series C Convertible Preferred Stock
Convertible Preferred Stock Warrants [Line Items]
Vested and exercisable warrant to purchase	128,231					128,231	128,231